Subsequent Events (Details Narrative) (USD $)	0 Months Ended
	May 04, 2015	Dec. 31, 2014	Oct. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Convertible note			$ 5,000,000	$ 1,000,000
Accrued interest		(87,774)			(1,147,610)
Subsequent Event [Member] | Hankey Capital, LLC [Member]
Number of stock shares converted	2,531,646
Percentage of commitment fee	3.00%
Loans payable	60,000
Warrants issued	1,898,734
Common Stock exercise price per share	$ 1.58
Warrants expiration date	May 04, 2018
Maximum percentage of issued and outstanding common stock	4.999%
MTF Convertible Note [Member] | Subsequent Event [Member]
Convertible note	3,659,328
Accrued interest	193,443
Number of stock shares converted	2,438,463
Second Secured Convertible Note And Warrant [Member] | Subsequent Event [Member]
Convertible note	$ 2,000,000
Interest rate minimum	8.50%
Share price	$ 1.58
Percentage of average daily price for Common Stock	70.00%
Maximum percentage of loan that can maintain	50.00%
Second Secured Convertible Note And Warrant [Member] | Subsequent Event [Member] | Prime Rate [Member]
Debt instruments prime rate	0.04